12. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 745	$ 771	$ 1,522	$ 1,578